Related Party - Additional Information (Details) - EUR (€)	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Disclosure of transactions between related parties [line items]
Non-employee director cash compensation per year	€ 100,000	€ 100,000
Right of use Assets	177,280,000		€ 171,334,000
Ockenfels
Disclosure of transactions between related parties [line items]
Lease payments	100,000	100,000
Lease liability	1,200,000		1,300,000
Right of use Assets	1,100,000		1,200,000
Outstanding payables	2,000,000		1,800,000
Outstanding receivables	9,800,000		9,800,000
Restricted Share Units
Disclosure of transactions between related parties [line items]
Expenses recognized during period	100,000	100,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Marketing expenses	100,000	0
Lease liability	100,000		200,000
Right of use Assets	100,000		200,000
Consulting fees and cost reimbursements	100,000	100,000
Sales	100,000	100,000
TRA liability	377,300,000		€ 359,900,000
Director compensation	€ 100,000	€ 100,000